Long-Term Investments, Net - Schedule of Breakdown of Long-Term Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Breakdown of Long-Term Investments [Line Items]
Aggregate fair value of equity investments	$ 14,229	$ 14,229
Equity method investments	18,501	21,618
Long-term investments	35,964	39,081
Equity investments without readily determinable fair value using the measurement alternative [Member]
Schedule of Breakdown of Long-Term Investments [Line Items]
Aggregate fair value of equity investments	14,229	14,229
Equity investments without readily determinable fair value using the NAV practical expedient [Member]
Schedule of Breakdown of Long-Term Investments [Line Items]
Aggregate fair value of equity investments	$ 3,234	$ 3,234